Description of business and going concern (Details Textuals) (CAD)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jul. 01, 2010
Nature Of Operations and Going Concern [Abstract]
Accumulated deficit	26,592,875	23,026,234	20,058,823
Net loss	(3,566,641)	(2,967,411)